Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	Linde Puerto Rico B.V. Retirement Savings Plan
EIN: 66-0605193, Plan Number: 001
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
as of December 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
*	Linde plc Ordinary Shares	Ordinary Shares	**	$4,443,410
	Vanguard 500 Index Fund	Mutual Fund	**	1,263,593
	American Funds Washington Mutual Investors Fund	Mutual Fund	**	810,513
	Federated Government Obligations	Money Market Fund	**	401,072
	T Rowe Price Retirement 2035 Fund	Mutual Fund	**	285,352
	T Rowe Price Retirement 2030 Fund	Mutual Fund	**	242,209
	T Rowe Price Retirement 2045 Fund	Mutual Fund	**	214,812
	Dodge & Cox Income Fund	Mutual Fund	**	202,075
	Harbor Capital Appreciation Fund	Mutual Fund	**	182,492
	T Rowe Price Retirement 2050 Fund	Mutual Fund	**	155,803
	T Rowe Price Retirement 2055 Fund	Mutual Fund	**	153,119
	T Rowe Price Retirement 2060 Fund	Mutual Fund	**	120,279
	T Rowe Price Retirement 2040 Fund	Mutual Fund	**	103,137
	Macquarie Small Cap Core Fund	Mutual Fund	**	53,626
	T Rowe Price Retirement 2065	Mutual Fund	**	46,461
	American Funds EuroPacific Growth Fund	Mutual Fund	**	35,663
	T Rowe Price Retirement 2025 Fund	Mutual Fund	**	32,325
*	Banco Popular Puerto Rico Time Deposit	Cash Equivalent	**	21,970
	T Rowe Price Retirement 2020	Mutual Fund	**	12,714
	American Funds U.S. Government Securities Fund	Mutual Fund	**	2,389
	American Funds Bond Fund	Mutual Fund	**	2,351
	T Rowe Price Retirement 2010 Fund	Mutual Fund	**	465
	T Rowe Price Retirement 2015 Fund	Mutual Fund	**	360
	Total investments, at fair value			8,786,190
*	Participant loans	Interest rate of 9%, various maturities		396,308
	Total investments, at fair value and participant loans			$9,182,498

*	Party-in-interest as defined by ERISA

**	Cost information is not required for participant directed investments and, therefore, is not included
See Report of Independent Registered Public Accounting Firm